Accrued Expenses (Changes in Accrued Warranty Obligations) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class Of Warrant Or Right [Line Items]
Accrued Warranty Obligations	$ 31,619	$ 93,788	$ 118,611
Reductions for Settling Warranties	(68,540)	(74,287)	(126,308)
Warranties Issued During Period	75,643	12,118	101,485
Accrued Warranty Obligations	$ 38,722	$ 31,619	$ 93,788